Equipment Financing	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equipment Financing [Abstract]
Equipment Financing
Note 10 - Equipment Financing

On August 27, 2009, we completed an equipment lease financing transaction with a financial institution.  Pursuant to the financing, we entered into various material agreements with the financial institution. These agreements are identified and summarized below.

We entered into a Master Lease Agreement dated as of July 28, 2009 with the financial institution pursuant to which we sold to the financing institution certain telecommunications equipment to be installed at 1,981 (subsequent additional locations have increased the customer's network to an aggregate of approximately 2,100 locations) of our customer's retail locations in exchange for a one-time payment of $4,100,670 by the financial institution. We paid to the financial institution 36 monthly lease payments of approximately $144,000 plus applicable sales taxes. We had the right to terminate the lease after making 33 payments for a termination fee of the higher of approximately 10% of the original equipment value (approximately $410,000) or the then "in-place fair market value" after which payment we would own all of the equipment. We gave timely notice of exercise of this option. We are currently a party to a lawsuit to determine if the "in-place fair market value" exceeds the 10% of the original lease value and by what amount.  We contend that the three payments made subsequent to the notice exercising our right to purchase constitute full payment for the equipment. The equipment broker contends that we owe an additional amount.  Our accounting records reflect that the capital lease has been retired and the equipment has been fully depreciated.

During the year ended December 31, 2012 we included in our lease payments approximately $422,100 toward the in place fair market value. Additionally during the year ended December 31, 2012 and the five months ended May 31, 2013 we made payments of $140,700 and $284,400, respectively, into an escrow account held by the court pending resolution of our dispute.

On June 13, 2013 this matter was settled resulting in a $370,000 payment to the plaintiff which had previously been deposited in escrow with the Court.  For the three and six months ended June 30, 2013 we recorded this expense as part of our cost of sales as it was related to the equipment used by one of our customers.

During the three and six months ended June 30, 2012, we made lease payments totaling approximately $422,096 and $844,191 of which $402,614 and $791,195 was applied toward the outstanding lease with $19,482 and $52,996, respectively, included in interest expense. Additionally, we recognized amortization of the lease acquisition fee of $12,567 and $25,134 which was included in interest expense for the three and six months ended June 30, 2012, respectively.

Note 11 - Equipment Financing

On August 27, 2009, we completed an equipment lease financing transaction with a financial institution.  Pursuant to the financing, we entered into various material agreements with the financial institution. These agreements are identified and summarized below.

We entered into a Master Lease Agreement dated as of July 28, 2009 with the financial institution pursuant to which we sold to the financing institution certain telecommunications equipment to be installed at 1,981 (subsequent additional locations have increased the customer's network to an aggregate of approximately 2,100 locations) of our customer's retail locations in exchange for a one-time payment of $4,100,670 by the financial institution. We paid to the financial institution 36 monthly lease payments of approximately $144,000 plus applicable sales taxes. We had the right to terminate the lease after making 33 payments for a termination fee of the higher of approximately 10% of the original equipment value (approximately $410,000) or the then "in-place fair market value" after which payment we would own all of the equipment. We gave timely notice of exercise of this option. We are currently a party to a lawsuit to determine if the "in-place fair market value" exceeds the 10% of the original lease value and by what amount.  We contend that the three payments made subsequent to the notice exercising our right to purchase constitute full payment for the equipment. The equipment broker contends that we owe an additional amount.  Our accounting records reflect that the capital lease has been retired and the equipment has been fully depreciated.

We also entered into a security agreement with the financial institution pursuant to which we granted a first priority security interest in the equipment, whether now owned or hereafter acquired, and in our customer service agreement and service payments thereunder during the term of the equipment lease.

During 2012 we had made lease payments totaling approximately $1,125,588 of which $1,067,649 was applied toward the outstanding lease and $57,939 was included in interest expense. Included in the $1,125,588 is approximately $422,100 paid toward the in place fair market value. Additionally during the year ended December 31, 2012 we made payments of $140,700 into an escrow account held by the court pending resolution of our dispute. For the year ending December 31, 2012, we expensed the final $33,512 of our lease acquisition fee of $150,792 which was being recognized over the life of the lease included in interest expense.

During 2011 we had made lease payments totaling approximately $1,688,382 of which $1,423,528 was applied toward the outstanding lease and $264,854 was included in interest expense. Additionally, we expensed $50,268 of our lease acquisition fee of $150,792 which is being recognized over the life of the lease included in interest expense for the year ended December 31, 2011.